Variable Deferred Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options or variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.
Annuity Payments: A series of payments beginning on the Maturity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual deferred variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.
Contract Owner (You, Your): The individual to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.
In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches, age 73. See “Tax Consequences— Required Minimum Distributions.”
Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940, as amended (the “Act”).
Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes. Purchase payments are also referred to as premium payments in this prospectus.
Non-Qualified Contract: A Contract that is not issued under an employer-sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) savings incentive match plan for employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Act.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or transaction request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.

Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
Annuity Alternatives - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date through age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of $5,000 on a
$100,000 investment.
Annuity Alternatives 2 - If You make a withdrawal from or surrender the
Contract during the first 5 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered.
For issue ages 0-54, If You make a withdrawal, transfer or surrender from the fixed account at any time other than on the renewal date until the Contract anniversary prior to the Annuitant’s attainment of age 65, You will be assessed an early withdrawal penalty of 5% of the amount withdrawn, transferred or surrender from the fixed account. Upon the Contract anniversary prior to the
Annuitant’s attainment of age 65, the early withdrawal penalty will decrease by
1% per year. For issues ages 55 and older, there is no early withdrawal penalty.
For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 and an early withdrawal penalty of up to $5,000 on a
$100,000 investment.
Tennessee Matching Funds Group Annuity – The Contract does not include any charges and/or fees for withdrawals or surrenders from the
Contract.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract Annuity Alternatives Annuity Alternatives 2 Tennessee Matching Funds Group Annuity	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
	Investment Options( Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	Annuity Alternatives and Annuity Alternatives 2 $1,421	Annuity Alternatives and Annuity Alternatives 2 $2,609
	TN Matching Funds Group Annuity $1,096	TN Matching Funds Group Annuity $2,287
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss

	Risks	Location in Statutory Prospectus
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 5 years for Annuity Alternatives and
Annuity Alternatives 2. Surrender charges will reduce the value of Your
Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.

	Taxes	Location in Statutory Prospectus
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-408, IC-409, IC-410, IC-437, IC438, IC-423 or IC-424 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.

A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge, early withdrawal penalty and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Annuity Alternatives and Annuity Alternatives 2 - 8% Maximum Surrender Charge Tennessee Matching Funds Group Annuity - None
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).

Annual Contract Expenses
Administrative Expenses (1)	Annuity Alternatives and Annuity Alternatives 2 - $25 Tennessee Matching Funds Group Annuity - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Annuity Alternatives and Annuity Alternatives 2 – 1.25% Tennessee Matching Funds Group Annuity – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and Annuity Alternatives2 (IC-437000and IC-438000)
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,794	$14,436	$15,902	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
Tennessee Matching Funds Group AnnuityIC-4230TN (group contract) and IC-4240TN (certificate)
$0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
Annuit Alternatives and Annuity Alternatives 2
If the Contract Owner
dies before the
Maturity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value of
the Contract, less any
applicable premium
tax and any
outstanding loan
balance; or (2) the sum
of all purchase
payments paid under
the Contract, less any
applicable premium
tax, any outstanding
loan balance and
withdrawals.
		Standard	None	None
Tennessee Matching Funds Group Annuity
If the Contract Owner
dies before the
Maturity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value of
the certificate less any
applicable premium
tax and any
outstanding loan
balance; or (2) the sum
of all purchase
payments paid under
the certificate, less any
applicable premium
tax, any outstanding
loan balance and
withdrawals; or (3) If
the participant dies
prior to the Maturity
Date or attainment of
age 70, whichever is
earlier, the beneficiary
will receive the
purchase payments
paid under the
		Standard	None	None

Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded certificate annually to the date of death.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option you select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Annuity Alternatives, Annuity Alternatives 2, or TN Matching Funds group Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?

Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$500,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?

You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.

Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 5 years for Annuity Alternatives and Annuity Alternatives II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Maturity Date, the Contract Owner has the right to select fixed or variable annuity payout options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.

Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 8.00% of purchase payments received.
To purchase a Contract, You completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts where the employer purchased the Contract on behalf of the employee, the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications for Contracts must have been sent to Our Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, Your application was complete and Your initial purchase payment was received at Our Home Office, We issued Your Contract within two business days of receipt, and credited Your initial purchase payment to Your Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may have experienced such delays to the extent agents failed to forward applications and purchase payments to Our Home Office on a timely basis.
Purchase Payments
Amount and Frequency of Purchase Payments—Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval. After Your initial purchase payment, You are not required to make any additional purchase payments under Your contract.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences—Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Purchase Payments—When You completed Your application, You gave Us instructions on how to allocate Your Net Purchase Payments among the fixed account and/or the available Subaccounts. If You did not provide this information with Your application, the application would have been returned. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Purchase Payment. If You make additional purchase payments, We will allocate the Net Purchase Payments in the same manner as Your initial Net Purchase payment. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If

Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions set forth below and the market timing restrictions (see “Market Timing”), You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Maturity Date.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company, for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred.

The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option account is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708¬4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your account value either once or on a periodic basis.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your account value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your account value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Purchase Payment Allocations—A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for the fixed account and/or for each investment option (in whole percentages). Allocations made to the fixed account or to one or more investment options must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless a later date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans — Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the fixed account. In order to borrow from values in the variable account You must first transfer those amounts to the fixed account. The Fixed Cash Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan becomes effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Cash Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Cash Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s Total Accumulation Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period —Withdrawal of values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, You may surrender the Contract or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the investment option(s), each in proportion to their share of the sum of the Total Accumulation Value in these accounts. The Total Accumulation Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Total Accumulation Value, the amount available to purchase Annuity Payments under the Contract, and the Death Benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Total Accumulation Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. (See “Tax Consequences.”)
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Other Information—Forms Availability.”
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt of a request in good form at Our Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the investment options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
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Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
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Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
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Fixed amount—Allows You to receive a specified amount in periodic payments.
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Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
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Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the applicable state insurance regulator. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
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the death benefit, and cash benefits under the Contracts
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access to investment options, including Net Purchase Payment allocations
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administration of elective options
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the distribution of reports to Contract Owners
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Annuity Payment options
Costs and Expenses We Incur:
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costs associated with processing applications and with issuing and administering the Contracts
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overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
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other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax and other taxes) and fees
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costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We Assume:
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that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Charge—See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The current annual maintenance charge will not exceed $25 and is deducted from the Contract Account Value on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance charge ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Underlying Funds—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.

Death Benefit
If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. For certain nonqualified contracts the death benefit will be paid upon the death of the Contract Owner. See “Tax Consequences – Taxation of Nonqualified Contracts - Required Distributions Upon Death of the Contract Owner.” The death benefit ends at the Maturity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation to the applicable state.. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires. (See “Tax Consequences”). The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. Before Your Maturity Date, You may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office. In general, the amount of Your Annuity Payment will be determined by the total Account Value applied to the option, the form of payment selected, the timing of the purchase and the applicable annuity purchase rate.
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
We will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received at HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
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If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
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The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a Variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Maturity Date, the Annuity Payment option will be Life Annuity with 10 year period certain. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 [ctag:frac_2-3]%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Fixed Period—This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Income for Fixed Amount—This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Interest Income Payments—This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 73, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount. Not all Subaccounts may be available for Annuity Payments.
Assumed Interest Rate—The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•
The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age
If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

Individual Product Information
Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))
Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest Rate	4.5%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only	5% at any time other than renewal through age 65.

The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate
Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all the following occur:
		a.	it is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made;
		c.	the amount is not more than 15 percent of the then current Fixed Cash Value; and
		d.	the amount is not more than 15 percent of the then current Variable Cash Value; or

2.
on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3.	on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4.	if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-437000)
Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.

The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:
	1.	the transfer occurred on a Scheduled Update; or
	2.	the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;

	b.	it is more than 12 months since the last withdrawal was made; and
	c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or
2.
on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Annuity Alternatives 2 (IC-438000)
Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	3%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/ Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
	1.	on a withdrawal if all of the following occur:
		a.	a withdrawal is made after the Contract has been in force two years;
		b.	it is more than 12 months since the last withdrawal was made; and
		c.	the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.
on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3.	if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4.	if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.
Tennessee Matching Funds Group Annuity
IC-4230TN (group contract) and IC-4240TN (certificate)
Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Minimum Guaranteed Interest Rate	3%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or
	2.	the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or
	3.
If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by
5 percent compounded certificate annually to the date of death.

Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Purchase Payments—Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
•
made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
•
attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non- Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59 ½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exception will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s Death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Contributions, also referred to as Net Purchase Payments, made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to current income tax in the year they are made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and Required Minimum Distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to the recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the Contract.” The investment in the Contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the Contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the Contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and made after the Contract Owner attains age 59½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the Contract. If the Contract Owner has an investment in the Contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or Roth IRA or to an inherited IRA or Roth IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts, with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (“QDRO”),
7)
to correct excess contributions and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
1)
for reimbursement of health insurance while the Contract Owner is unemployed,
2)
for qualified education expenses, and
3)
for a qualified first-time home purchase.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain Required Minimum Distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime Required Minimum Distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the Required Minimum Distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the Required Minimum Distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.

Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract

Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/SA. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/SA
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.

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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002944, C000007662, C000002947, C000007666
IA-004354 (5/23)

Variable Solutions Individual Flexible Premium Deferred Variable Annuity Contract funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.
Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences— Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contract this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (NYSE).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
3

Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time, or the close of the NYSE, if earlier, on that day. If received at or after 3:00 p.m. Central Time, or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
If You make a withdrawal from or surrender the Contract during the first 9
Contract Years, You may be assessed a surrender charge up to 9.0% of the amount withdrawn or surrendered. For example, if You make an early withdrawal, You could pay a surrender charge of up to $9,000 on a $100,000 investment.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

4

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract	1.27% of the Total Accumulation Value	1.27% of the Total Accumulation Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,421	$2,609
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
5

	Risks	Location in Statutory Prospectus
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
Conflicts of Interest
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
6

	Conflicts of Interest	Location in Statutory Prospectus
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-447 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
7

Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	9% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$25
Base Contract Expenses (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A
Loan Interest	5.4%
(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. This fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
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Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
$25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,817	$15,507	$19,268	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
If You die before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the
Account Value; or (2)
the Net Premium paid,
less an adjustment for
any withdrawals and a
reduction for any
outstanding loan
balance.
		Standard	None	None
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option You select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions Variable Annuity Contract?
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The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

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Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
13

being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contract
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it in good form, (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding Fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
To purchase the Contract offered by this prospectus, You completed an application bearing all requested signatures and a client profile form , in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401(a) Contracts where the employer purchased the Contract on behalf of the employee the employee would have been required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
Applications must have been sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may have experienced such delays to the extent agents failed to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium Payments—All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•
No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•
Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
16

request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
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If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract Owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
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Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effectives. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as
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a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable surrender charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes r esulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a
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withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses—Withdrawal Charges” section.
Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a Withdrawal Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable Withdrawal Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
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A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and Benefits We Provide:
•
the death benefit, and cash benefits under the Contracts
•
access to investment options, including Net Premium allocations
•
administration of elective options
•
the distribution of reports to Contract Owners
•
Annuity Payment options
Costs and Expenses We Incur:
•
costs associated with processing applications and with issuing and administering the Contracts
•
overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
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•
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
Risks We Assume:
•
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Withdrawal Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Total Accumulation Value for cash before Annuity Payments begin. The Withdrawal Charge is paid to HMLIC to help offset costs incurred in issuing the Contract. Withdrawal Charges for Your Contract are:
During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.
Annual Maintenance Fee—An annual maintenance fee of no more than $25 is deducted from the Account Value of each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that
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Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
If there have been no previous withdrawals or loans the death benefit is the greater of:
1.
the Total Accumulation Value; or
2.
the Net Premium paid to HMLIC.
If withdrawals or loans have been taken the death benefit is the greater of:
1.
the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or
2.
the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.
For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or,
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except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
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The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
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Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2∕3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Withdrawal Charges, or
b.
leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first
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monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s). Not all Subaccounts are available for Variable Annuity Payments.
The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.
Assumed Interest Rate—The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
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The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
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Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.
The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to any other business of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
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The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
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The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
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Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
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made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
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attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
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Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity Payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
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Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
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Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
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Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
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If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the required minimum distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between
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$0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
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Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from
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1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
40

Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
41

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%
42

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
43

Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/VS
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
44

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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contract and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002949
IA-009920 (5/23)

Variable Solutions II and Maximum Solutions II Individual Flexible Premium Deferred Variable Annuity Contracts funded through Horace Mann Life Insurance Company Separate Account of Horace Mann Life Insurance Company
May 1, 2023
This prospectus describes an individual flexible premium deferred variable annuity contract issued by Horace Mann Life Insurance Company (“HMLIC”). Certain of these Contracts were issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2023.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73. See “Tax Consequences— Taxation of Qualified Plans—Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity
Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Contract: The individual flexible premium deferred variable annuity contracts this prospectus offers.
Contract Owner (You, Your): The individual or entity to whom the Contract is issued.
Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of National Association of Securities Dealers (NASD) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange (“NYSE”).
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.
Non-Qualified Contract: A Contract that is not issued under an employer sponsored retirement plan or individual retirement account.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408(b) individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) Savings Incentive Match Plan for Employees of small employers individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC 401(a) qualified annuity (“401(a) Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b) and individual retirement arrangements under IRC Sections 408(b) and 408A.
3

Required Minimum Distribution: The amount required to be withdrawn from Your Contract after You reach age 73 or upon Your death. “See Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.
Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.
Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.
Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.
Underlying Funds, Portfolio Companies: All Mutual Funds listed in this document that are available for investment by the Separate Account. The terms Underlying Funds and Portfolio Companies are used interchangeably in this prospectus.
Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or transaction request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE , if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.
Important Information You Should Consider About the Contract

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals
Variable Solutions II - If You make a withdrawal from or surrender the
Contract during the first 9 Contract Years, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. For example, if
You make an early withdrawal, You could pay a surrender charge of up to
$8,000 on a $100,000 investment.
Maximum Solutions II - If You make a withdrawal from or surrender the
Contract during the first 7 Contract Years, You may be assessed a surrender charge up to 7.0% of the amount withdrawn or surrendered. For example, if
You make an early withdrawal, You could pay a surrender charge of up to
$7,000 on a $100,000 investment.
Surrender charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for Contract Owner transactions.	The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)
The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.

4

	Fees and Expenses			Location in Statutory Prospectus
	Annual Fee	Minimum	Maximum
The Contract -
Deductions and
Expenses -
Mortality and
Expense Risk Fee
(“M&E Fee”)

The Contract -
Deductions and
Expenses - Annual
Maintenance Fee

Additional
Information About
Fees - Annual
Portfolio Company
Expenses

	Base Contract Variable Solutions II Maximum Solutions II	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value	1.27% of the Total Accumulation Value 0.95% of the Total Accumulation Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets	1.32% as a percentage of Portfolio Company assets
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit, if Elected)	No optional benefits are available.	No optional benefits are available.
Because Your Contract is customizable, the choices You make affect how much
You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	Variable Solutions II $1,421	Variable Solutions II $2,609
	Maximum Solutions II $1,096	Maximum Solutions II $2,287
	Assumes:	Assumes:
Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Portfolio Company fees and
expenses
•No optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Portfolio Company fees and
expenses and optional benefits
•No sales charges
•No additional purchase payments,
transfers or withdrawals

Risks
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long-time horizon.
Principal Risks of Investing in the Contract – Not a Short-term Investment
5

	Risks	Location in Statutory Prospectus
Risks Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract (e.g., Portfolio Companies).
Each Investment Option (including any fixed account Investment Option)
will have its own unique risks.
You should review these Investment Options before making an investment decision.
Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks
An investment in the Contract is subject to the risks related to Horace Mann
Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://
www.horacemann.com/why-us/a-history-of-financial-strength.
Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments
HMLIC reserves the right to remove or substitute Underlying Funds as
Investment Options that are available under the Contract.
At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the
Contract, subject to certain restrictions.
We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the
Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract
Owners, it will notify You in writing of any restrictions.

Horace Mann Life
Insurance
Company - The
Fixed Account -
The Separate
Account and the
Portfolio
Companies - The
Portfolio
Companies -
Selection of
Portfolio
Companies

The Contract -
Transactions -
Transfers

The Contract -
Transactions -
Market Timing

Optional Benefits	No optional benefits are available.
Taxes
Tax Implications
An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the
Contract.
There is no additional tax benefit to the investor when the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Generally, all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income and may be subject to tax penalties.
Tax Consequences - Taxation of Qualified Contracts Tax Consequences - Taxation of Non- Qualified Contracts
6

	Conflicts of Interest	Location in Statutory Prospectus
Investment Professional Compensation
Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Contract may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.
Other Information - Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new Contract rather than continue to own the existing contract.
The Contract - Transactions - Conversions/
Overview of the Contract

What is the purpose of this Contract, and what is it designed to do?
The Contract is no longer offered for sale. The purpose of the Contract is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Contract can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Contract may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Investment Options.
To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC Contracts with a form number of IC-450 or IC-451 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Contract has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Contract. To help You accumulate assets, You can invest Your premium payments in:
•
Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•
a fixed account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The fixed account is part of HMLIC’s general account.
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the
Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Contract and turn Your Account Value into a stream of income payments (sometimes called Annuity
Payments), at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for
Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
7

Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Contract. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Contract Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan,
You can choose to withdraw Your Account Value at any time. Although if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Death benefits. Your Contract includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Account
Value; or (2) the Net Premium paid, less an adjustment for any withdrawals and a reduction for any outstanding loan balance. An adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately prior to the withdrawal and multiplying the resulting fraction by the death benefit immediately prior to the withdrawal.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the fixed account to the
Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to Your Contract data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	Variable Solutions II – 8% Maximum Surrender Charge Maximum Solutions II – 7% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	Variable Solutions II - $25 Maximum Solutions II - None
Base Contract Expenses (as a percentage of average Variable Account Value)	Variable Solutions II – 1.25% Maximum Solutions II – 0.95%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average Account Value))	N/A.
Loan Interest	5.4%
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(1)
We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to change the annual maintenance fee for Contracts issued in the future. For Variable Solutions II, this fee will be waived if the Account Value equals or exceeds $10,000 at the time the fee is assessed.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Contract. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.32%
Example
This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
Variable Solutions II - $25 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,794	$15,507	$19,268	$28,968

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,609	$8,007	$13,658	$28,968
Maximum Solutions II - $0 Administrative Expense
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$9,472	$12,453	$15,477	$25,804

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,287	$7,044	$12,057	$25,804
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Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death Benefit
Variable Solutions II
If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force, pays Your
designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance.
		Standard	None	None
Maximum Solutions II
If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force and prior to the
attainment of age 70,
pays Your designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance, accumulated
at 3 percent annually.
		Standard	None	None

If the Contract Owner
dies before the
Annuity Date and
while the Contract is in
force and after the
attainment of age 70,
pays Your designated
beneficiaries the
greater of: (1) the Total
Accumulation Value;
or (2) the Net Premium
paid, less the Net
Premium attributable
to any withdrawals and
any outstanding loan
balance.
		Standard	None	None
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually) to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals
Automatically
withdraws money
(either monthly,
quarterly, semi-
annually or annually)
from the Investment
Options You select.
The amount of the
withdrawals are
determined by the
systematic withdrawal
option you select.
		Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Buying the Contract

How Do I Purchase the Variable Solutions II or Maximum Solutions II Variable Annuity Contract?
The Contract is not being sold to new Contract Owners. To purchase a Contract, You must have completed an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401(a) Contracts the employer will purchase the Contract on behalf of the employee, but the employee will be required to complete an application and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Lump Sum Premium at Issue	Variable Solutions II - None Maximum Solutions II - $50,000
Minimum Subsequent Annual Premiums	$300 annually
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Qualified Policies (Purchased using pre-tax dollars) and Non-Qualified Policies (Purchased using after-tax dollars)
Maximum Subsequent Premiums (per Contract Year after 1st Contract Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
* For Non-Qualified Contracts, We reserve the right to reject any premium payments for any reason. We may also permit You to invest more than the maximum amounts listed above if You obtain Our prior approval.
After Your initial premium payment, You are not required to make any additional premium payments under Your Contract.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value determined on the Valuation Date following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Contract is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract.
If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Contract?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O.
Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may
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download the form on Our secure website at horacemann.com.
For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the
Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the
Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the
Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
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Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Contract involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Contract is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 9 years for Variable Solutions II and up to 7 years for Maximum Solutions II. Surrender charges will reduce the value of Your Contract if You withdraw money during the surrender charge period. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Insurance Company Risks—An investment in the Contract is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Contract. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts, other than traditional IRAs and Roth IRAs except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 73.
Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract may be treated as distributions and accelerate the taxability of investment earnings. Although tax consequences may vary depending on the payout option elected under the Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations
14

being less efficient than under normal circumstances and lead to delays in Our issuing Contracts and processing of other Contract-related transactions, including orders from Contract Owners. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Contract-related transactions, impact Our ability to calculate Contract value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Contract to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Contract due to a natural disaster or catastrophe.
The Contracts
Contract Owners’ Rights
A Contract may have been issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Contract Owner may have been required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401(a) are subject to the terms of the Qualified Retirement Plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice in good form. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.
This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has the right to select fixed or variable annuity options or a combination of both. See the Contract for details regarding fixed Annuity Payments.
For Qualified Contracts, the Annuitant is the Contract Owner.
For Non-Qualified Contracts, the Annuitant is the person named on the Contract data pages on whose life Annuity Payments are based. The Annuitant must be a living individual. If the sole Annuitant dies prior to the Annuity Date and the death benefit is not payable, the new Annuitant will be the youngest Contract Owner. You may name a new Annuitant before the Annuity Date by submitting to Us a signed request in good form. Upon receipt at Our Home Office, Your request is effective as of the date You signed it. We are not liable for any action We take before receiving Your request.
The beneficiary(ies) will be the person(s) designated by You and named as such in the application, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
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Purchasing the Contract
The Contracts, which are not being sold to new Contract Owners, were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 8.00% of premium payments received.
In order to purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a client profile form. For 403(b), 457(b) or 401(a) Contracts where the employer purchased the Contract on behalf of the employee the employee was required to complete an application and client profile form.
Applications were to be sent to HMLIC’s Home Office. If a registered representative recommended and completed the application and associated forms, the appropriate broker-dealer approved the suitability and best interest of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested the additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). See the “Individual Product Information” section for the minimum premium payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium payments—All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The amount You direct to a particular Subaccounty or to the fixed account must be in whole number percentages from 5% to 100% of the Net Premium payment.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Lord Abbett Series Developing Growth Portfolio
Fidelity VIP Overseas Portfolio SC2
Templeton Global Bond VIP Fund Class 4
Accumulation Units and Accumulation Unit Value—Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able put purchase more units. The deduction of Contract charges will reduce your number of Accumulation Units which also impacts your Account Value.
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Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•
the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•
plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•
minus the dollar amount of the M&E Fee We deduct for each day in the Valuation Period;
•
divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:
•
No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•
Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.
You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of a Portfolio Company for example, when a Portfolio Company is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The
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request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace
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Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a dollar cost averaging program.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.
All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Changes to Premium Allocations—A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging or rebalancing method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.
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We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans—Loans may be available in certain Qualified Contracts, except for IRA contracts issued under IRC Sections 408(b) and 408A, if allowed by the plan. The terms of such loans are subject to the provisions of the plan and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for all loans from all retirement plans and deferred compensation plans sponsored by Your employer may not exceed the least of:
1.
any maximum amount established by the plan; or
2.
the greater of $10,000 or 50 percent of the Contract’s fixed account surrender value; or
3.
$50,000 minus the highest outstanding balance of all loans in the previous 12 months under the Contract and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the Fixed Account. In order to borrow from values in the Variable Account You must first transfer those amounts to the Fixed Account. The Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is an adjustable rate and will be determined by us for each calendar quarter and will apply for 12 months to new loans made in that quarter and to outstanding loans whose loan anniversaries occur in that quarter. Each such loan interest rate so
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determined will not exceed the Monthly Average of the Composite Yield on seasoned corporate bonds, as published by Moody's Investors Service, Inc., for the calendar month ending two months before the date on which the loan interest rate is determined. If this monthly average is no longer published, the rate used in its place will be that set by law or by regulation of the applicable state insurance regulator
If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more lower than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period will be decreased so as to be equal to or less than that Loan Interest Rate so determined. If the Loan Interest Rate that can be charged for a loan for a 12-month period as determined above is ½ percent or more higher than the Loan Interest Rate charged for the preceding 12-month period, the Loan Interest Rate for the current 12-month period may be increased, but not to exceed the Loan Interest Rate so determined. The Loan Interest Rate will never be greater than that permitted by law.
The initial interest rate for the loan will be the rate for the calendar quarter in which the loan become effective. We will notify You of the initial Loan Interest Rate on the loan requested. The loan interest rate may change annually on the anniversary date of the loan. We will send written notice of any change in the Loan Interest Rate at least 30 days before the loan anniversary. This notice will include a description of how the Loan Interest Rate is determined.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the fixed account and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. Fixed Account Value equaling the loan amount will be transferred from the fixed account and allocated to the loan reserve account. The Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. A minimum loan reserve account interest rate of 3 percent will be credited to the loan reserve account. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the fixed account and will begin earning the same interest rate as other funds newly allocated to the fixed account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's
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default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Contract. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the Contract’s total Account Value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Account Value and death benefit whether or not the loan is repaid. The Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the fixed account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Contract, We will reduce the total Account Value by the sum of the loan amount and any applicable Surrender Charges.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Contract may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract in place of the one You own. You should only exchange Your Contract if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract rather than continue to own Your existing Contract.
Surrender or Withdrawal Before Commencement of Annuity Period—Withdrawals of Values from Qualified Contracts (other than traditional IRAs and Roth IRAs) are subject to any restrictions imposed by the IRC or under the employer retirement plan. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the fixed account and the Subaccount(s), each in proportion to their share of the sum of the Account Value in these accounts. The Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. Withdrawals from the Contract will reduce the Account Value, the amount available to purchase Annuity Payments under the Contract, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Cash Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distributions. See “Tax Consequences.”
A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm
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receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information—Forms Availability.”
Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.
Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.
The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.
The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900). For additional information on Surrender Charges, go to “Additional Information about Fees and Example”.
If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.
Systematic Withdrawals—Before Commencement of Annuity Period, You may take systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken, must be submitted to Us in writing, be in good form and approved by Us. Any applicable Surrender Charges will apply.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract. HMLIC provides the following systematic withdrawal options:
•
Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•
Interest only—Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•
Fixed amount—Allows You to receive a specified amount in periodic payments.
•
Percent of account value—Allows You to withdraw a percentage of Your account value in periodic payments.
•
Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.
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Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading on the NYSE is restricted by the SEC; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.
If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).
Deductions and Expenses
We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.
Services and benefits We provide:
•
the death benefit, and cash benefits under the Contracts
•
access to investment options, including Net Premium allocations
•
administration of elective options
•
the distribution of reports to Contract Owners
•
Annuity Payment options
Costs and expenses We incur:
•
costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•
other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes, (federal income tax, state and local premium tax, and other taxes) and fees
•
costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)
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Risks We assume:
•
that the costs of providing the services and benefits under the Contracts exceed the charges We deduct
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.
Surrender Charges—If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.
For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in certain situations. In certain situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.
Annual Maintenance Fee—Maximum Solutions II does not have an annual maintenance fee.
Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.
We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.
The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract. The annual maintenance fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also shown under Fees, Annual Contract Expenses, Administrative Expenses.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the current annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and deducted from the Accumulation Unit Value. The mortality risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Contract fees will not be sufficient to cover Our costs of issuing and administering the Contracts. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus. The mortality and expense risk fee is included in the Base Contract Expense under Important Information You Should Consider About the Contract, Ongoing Fees and Expenses (Annual Charges). It is also included in the Base Contract Expenses under Fees, Annual Contract Expenses, Base Contract Expenses.
Operating Expenses of the Portfolio Companies—There are deductions from and expenses paid out of the assets of the Portfolio Companies that are described in each Portfolio Company’s prospectus.
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Death Benefit
Death Benefit Proceeds
If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.
The payment of the death benefit to a beneficiary may be delayed if, pursuant to SEC rules, the T. Rowe Price Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the fund. We will delay the payment of any death benefit from the T. Rowe Price Government Money Market Portfolio until it pays redemption proceeds.
All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payments—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Contract effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 73 or, except for IRAs, retires (see “Tax Consequences”.)The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form at HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information—Forms Availability” and “Tax Consequences.”
The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total
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amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•
If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•
The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Contract.
Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with or without Period Certain—This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.
Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.
With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.
Joint and Survivor Life Annuity—This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66  2∕3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
Income for Specified Period—This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
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If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.
Other Income Options—If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:
a.
receive the proceeds in a lump sum less any applicable Surrender Charges, or
b.
leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), (See “Taxation of Qualified Contracts—Required Minimum Distributions,”) or
c.
elect any other option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.
Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.
Fixed Annuity Payments—The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.
The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment. Not all subaccounts may be available for Annuity Payments.
Assumed Interest Rate
The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
Annuity Unit Value
The Annuity Unit Value for each Subaccount was initially established at $10.00.
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The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
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•
If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccounts may be available for Annuity Payments.
Misstatement of Age or Sex
If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.
Financial Information

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. We begin crediting interest to any Net Premium received and allocated to the fixed account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission.
The Separate Account
On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of the Separate Account are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contracts and without regard to any other business of HMLIC. The assets of the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Contracts. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.
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The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected —HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase of Your Contract.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
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Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Contract Owner may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Contract Owner’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.
Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.
Individual Product Information
Variable Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)
Minimum contribution	$25 per month.
Minimum Guaranteed Interest rate	1%
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

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Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%
Maximum Solutions II—Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)
Minimum contribution	$50,000
Minimum Guaranteed Interest Rate	1%
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.
	If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:
	1.	the Total Accumulation Value; or
	2.	the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
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Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
Diversification Requirements—The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment earnings under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the subaccounts of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Deductibility of Premium Payments—Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.
Pre-Distribution Taxation of Contracts—Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.
Early/Premature Distribution Tax—In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:
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made on or after the Contract Owner reaches age 59½;
•
made on or after the death of a Contract Owner;
•
attributable to the Contract Owner becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Annuity Payments—Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.
Death Benefits—Amounts may be distributed from a Contract because of the death of the Annuitant or a Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the beneficiary as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under an annuity payment, they are taxed in the same manner as Annuity Payments.
Contract Transactions—A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.
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Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Non-Qualified Contracts
Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the Contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.
Withdrawals—If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.
In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.
Annuity Payments—For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.
Partial Annuitization—If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. Annuity payments under a partial annuitization will be subject to income tax as discussed in the previous paragraph.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income.
Certain payments may be exempt from the penalty tax, such as payments made:
1)
after age 59½,
2)
as the result of death or disability,
3)
under an immediate annuity contract, and
4)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.
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Required Distributions Upon Death of any Contract Owner—The beneficiary of a Non-Qualified Contract is generally required to take distributions upon the death of any Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. If the beneficiary is not a natural person, such as a trust or estate, the exceptions will not apply and the entire interest in the contract must be distributed within five years after the date of the Contract Owner’s death.
Multiple Contracts—All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.
Exchanges—Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.
Net Investment Income Tax—A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401(a) are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exceptions to this are contributions to Roth IRAs, the amount of salary reduction designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.
Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401(a)” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.
A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or
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deductible from income at the time made, and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 ½, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 ½, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401(a) Contracts only amounts eligible for distribution can be rolled over.
Only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.
Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401(a) plan.
Amounts under a Roth IRA can be rolled over to another Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401(a) plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.
Amounts under a Section 401(a) plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401(a) plan.
SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA after the first two years of participation in the SIMPLE IRA.
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Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) Contracts, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.
For a Section 403(b) Contract, a transfer is the movement of all or some portion of the balance in the 403(b) Contract from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) Contract between investment providers in the same employer’s 403(b) plan. You should consult with Your tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)
after attainment of age 59½,
2)
as the result of death or disability,
3)
that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and another person,
4)
after separation from service and attainment of age 55,
5)
for medical care,
6)
under a qualified domestic relations order (QDRO),
7)
to correct excess contributions, and/or deferrals,
8)
in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)
for a qualified birth or adoption.
If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and QDRO do not apply and there are additional exceptions, which include a payment made:
for reimbursement of health insurance while the Contract Owner is unemployed, for qualified education expenses, and
for a qualified first-time home purchase.
Required Minimum Distributions—The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.
The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401(a) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 73 or retires.
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Upon the death of the Contract Owner, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Contract Owner’s death. If the Contract Owner dies on or after the date distributions were required to begin, a designated beneficiary must also take annual distributions over the greater of the Contact Owner’s remaining life expectancy or the beneficiary’s life expectancy. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s or Contract Owner’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a chronically ill individual, 4) an individual who is not more than 10 years younger than the Contract Owner, and 5) a minor child of the Contract Owner. For a minor child of the Contract Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.
If the Contract Owner dies on or after the required beginning date any remaining balance must be distributed over the greater of the Contract Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.
If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the tenth anniversary of the Contract Owner’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the surviving spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 73 or in the case of an IRA, treat the IRA as his or her own.
If a beneficiary is not designated or is not an individual and the Contract Owner dies after the required beginning date distributions are required to be made over the Contract Owner’s remaining life expectancy, or if the Contract Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Contract Owner’s death.
Distributions will be made in accordance with IRC Section 401(a)(9) and Regulation Sections 1.401(a)(9)-1 through 1.401(a)(9)-9. The provisions of these sections and any other provisions prescribed by revenue rulings, notices or other published guidance override any distribution options in the Contract inconsistent with IRC Section 401(a)(9). If there are multiple beneficiaries designated by the Annuitant, special rules under IRC Regulations 1.401(a)(9)-4 apply to the requirements for minimum distributions.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 25% on the difference between the required minimum distribution and the amount actually distributed. If the insufficient Required Minimum Distribution is corrected within two years, the excise tax is reduced to 10%.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401(a), may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $22,500 for 2023 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) Contributions which are included in income in the year contributed.
Distributions from Section 403(b) Contracts generally cannot be made until the Contract Owner attains age 59 ½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. 403(b) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Contracts are subject to the Required Minimum Distribution rules.
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408(b) Traditional IRA—Annual contributions to a traditional IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and filing status. For 2023, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when modified adjusted gross income (“MAGI”) is between $73,000 and $83,000 for single filers and between $116,000 and $136,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $218,000 and $228,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to Required Minimum Distribution rules.
Roth IRA—Annual contributions to a Roth IRA are limited to $6,500 for 2023. Additional catch-up contributions, up to $1,000 for 2023, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions and combined cannot exceed the annual limit. The annual contribution has additional limitations based upon the Contract Owner’s income and filing status. The annual contribution maximum is phased out when AGI is between $138,000 and $153,000 for single taxpayers and those taxpayers filing as Head of Household, between $218,000 and $228,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59½ or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Beginning in 2018 a conversion from a traditional IRA, SEP or SIMPLE to a Roth IRA can no longer be recharacterized as a traditional contribution. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Roth IRAs are not subject to the Required Minimum Distribution rules.
Savings Incentive Match Plan for Employees (SIMPLE IRA)—If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $15,500 for 2023 and is indexed for inflation in future years. Additional catch-up contributions up to $3,500 for 2023, may be made if the Contract Owner is age 50 or older. Employer contributions are required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers during the first two years of participation in the SIMPLE IRA only from other SIMPLE IRAs. After the first two years of participation, SIMPLE IRAs may accept rollovers from a 403(b) plan, 457(b) plan, 401(a) plan, traditional IRA, or SEP IRA. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required Minimum Distribution rules apply the same as for traditional IRAs.
Simplified Employee Pension (SEP)—If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $22,500 for 2023 or 25% of compensation, whichever is less. The additional catch-up amount, up to $7,500 for 2023, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and Required Minimum Distribution rules apply the same as for traditional IRAs.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $22,500 for 2023 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $7,500 for 2023, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction
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contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed.
Distributions from 457(b) Contracts generally cannot be made until the Contract Owner attains age 59½ except for severance from employment or an unforeseeable emergency. Contract accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts are subject to the Required Minimum Distribution rules.
401(a) plans—A 401(a) plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401(a) may permit the purchase of annuity contracts to provide benefits under the plan. A retirement plan qualified under Section 401(a) may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401(a) Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. 401(a) Contracts are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract—The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of Horace Mann Investors, Inc (“HM Investors”). In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Contract over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•
Providing HMLIC or an affiliate with access to association members;
•
Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•
Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•
Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.
Modification of the Contract
The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.
HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the 1940 Act, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the SEC and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.
Registration Statement—A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.
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Communications to Contract Owners—To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.
Contract Owner Inquiries—A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
Forms Availability—Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contracts. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/VS2MS2. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.69%	-14.79%	3.04%	5.26%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.76%	-16.64%	3.84%	6.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.84%	-17.89%	5.12%	8.11%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.42%	5.63%	8.51%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.46%
Lifecycle/Target Date Funds	Fidelity® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co.	0.88%	-18.44%
Asset Allocation	Fidelity® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.69%*	-9.67%	1.79%	2.79%
Asset Allocation	Fidelity® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.85%*	-14.04%	3.68%	5.53%
Asset Allocation	Fidelity® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%*	-15.25%	4.20%	6.49%
Asset Allocation	Fidelity® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.93%*	-15.79%	4.79%	7.28%
Asset Allocation	Fidelity® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	0.97%*	-17.19%	5.55%	8.61%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4 / Capital Research and Management Company	0.75%*	-8.69%	6.84%	11.08%
Large Blend	Fidelity® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	-18.42%	9.03%	12.17%
Large Blend	LVIP JPMorgan U.S. Equity Fund - Standard Class / J.P. Morgan Investment Management Inc.	0.67%	-18.69%	10.25%	13.21%
Large Growth	American Funds IS Growth Fund Class 4 / Capital Research and Management Company	0.84%	-30.11%	10.86%	13.38%
Mid Value	MFS VIT III Mid-Cap Value Portfolio Service Class / Massachusetts Financial Services Company	1.04%*	-9.00%	7.32%	10.59%
Mid Blend	Calvert VP S&P Mid-Cap 400 Index Class F / Calvert Research and Management	0.53%*	-13.51%	6.16%	10.12%
Mid Growth	Allspring VT Discovery SMID Cap Growth Fundsm(1) / Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Small Value	JPMorgan Small Cap Value Fund(3) — A Shares / J.P. Morgan Investment Management Inc.	1.19%	-13.65%	4.25%	7.95%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	-16.65%	5.29%	10.20%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	-28.85%	8.54%	11.23%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(2) / Lord Abbett & Co. LLC.	1.04%*	-35.98%	8.23%	10.86%
International Stock - Developed Markets	Fidelity® VIP Overseas Portfolio SC 2(1)(2) / Fidelity Management & Research Co.	1.02%	-24.68%	2.35%	5.48%
International Stock - Developed Markets	MFS VIT II International Growth Portfolio Service Class / Massachusetts Financial Services Company	1.13%*	-15.18%	4.24%	6.03%
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Type of Fund	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1-year	5-year	10-year
International Stock - Emerging Markets	American Funds IS New World Fund Class 4 / Capital Research and Management Company	1.07%*	-22.25%	2.07%	4.02%
Real Estate	Fidelity® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	-27.69%	1.45%	4.85%
Intermediate-Term Bond	Fidelity® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.65%	-13.21%	0.38%	1.28%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.80%*	-10.56%	2.35%	3.85%
Global Bond	Templeton Global Bond VIP Fund — Class 4(2) / Franklin Advisers, Inc.	0.87%*	-5.13%	-2.41%	-0.89%
Global Bond	Vanguard® VIF Global Bond Index / The Vanguard Group, Inc.	0.13%	-13.13%	-0.12
Balanced	American Funds IS Managed Risk Asset Allocation Fund – P2 / Capital Research and Management Company	0.90%*	-13.97%	2.83%	5.69%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.32%	-17.83%	2.46%	5.20%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	1.58%	1.17%

*
These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/VS2MS2
(1)
The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2, Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2)
On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies.
However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
(3)
This Portfolio Company is not available as an Investment Option in Non-Qualified Contracts.
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Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2023. The financial statements of HMLIC and of the Separate Account are contained in the Statement of Additional Information. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information, request other information about the Contracts and make investor inquiries by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).
Reports and other information about HMLIC and the Separate Account are available on the Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Horace Mann Life Insurance Company

P.O. Box 4657
Springfield, Illinois 62708-4657
1-800-999-1030
EDGAR Contract Identifier C000002950, C000002952, C000007664
IA-009922 (5/23)